Trade and Other Receivables	6 Months Ended
Dec. 31, 2022
Trade and other receivables [Abstract]
Trade and other receivables

Note 7. Trade and other receivables

	Consolidated
	31 December	30 June
	2022	2022
	$	$

Trade receivables	746,325	286,533
Less: Provision for doubtful debts	(309,576)	(235,357)
	436,749	51,176

R&D tax incentive refund	1,209,344	-
	1,646,093	51,176